Fair Value Measurements and Marketable Securities - Summary of Company's Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	$ 13,002	$ 39,112
Unrealized Gain	1	1
Unrealized Loss	(3)	(22)
Fair Value	13,000	39,091
Money Market Funds
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	2,746	5,421
Unrealized Gain	0	0
Unrealized Loss	0	0
Fair Value	2,746	5,421
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	4,208	12,578
Unrealized Gain	0	1
Unrealized Loss	(2)	(8)
Fair Value	4,206	12,571
Government Securities
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	5,299	21,783
Unrealized Gain	1	0
Unrealized Loss	(1)	(14)
Fair Value	5,299	21,769
Certificates of Deposit
Schedule Of Available For Sale Securities [Line Items]
Cost Basis		696
Unrealized Gain		0
Unrealized Loss		0
Fair Value		696
Commercial Paper
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	10,966	6,145
Unrealized Gain	0	0
Unrealized Loss	0	0
Fair Value	10,966	6,145
Marketable Securities Including Cash Equivalents
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	23,219	48,531
Unrealized Gain	1	1
Unrealized Loss	(3)	(22)
Fair Value	23,217	48,510
Less Cash Equivalents
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	10,217	9,419
Unrealized Gain	0	0
Unrealized Loss	0	0
Fair Value	$ 10,217	9,419
Municipal Securities
Schedule Of Available For Sale Securities [Line Items]
Cost Basis		1,908
Unrealized Gain		0
Unrealized Loss		0
Fair Value		$ 1,908